Investment Objectives and Goals - WisdomTree Alternative Income Fund	Jul. 18, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Private Credit and Alternative Income Fund (formerly, WisdomTree Alternative Income Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Private Credit and Alternative Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Gapstow Private Credit and Alternative Income Index (the “Index”).